Discontinued Operations (Details) - Changyou [Member] - USD ($) $ in Millions		1 Months Ended
	Aug. 10, 2023	Jan. 31, 2011	May 31, 2010
Discontinued Operations [Line Items]
Disposal gain/loss	$ 35.4
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income	Net income from discontinued operations, net of tax
Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Percentage of acquired equity interests		50.00%	50.00%